UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Operating expenses
General and administrative expense	$ 627,933	$ 1,901,116
Administrative fee - related party	60,000	120,000
Franchise tax expense	49,863	99,178
Loss from operations	(737,796)	(2,120,294)
Change in fair value of warrant liabilities	(3,568,017)	(916,559)
Offering costs associated with issuance of public and private warrants		(231,566)
Unrealized gain from investments held in Trust Account	4,369	7,970
Net loss	$ (4,301,444)	$ (3,260,449)
Class A Common Stock Subject to Redemption
Operating expenses
Weighted average shares outstanding, basic and diluted	27,388,576	27,332,731
Class A Common Stock Not Subject to Redemption
Operating expenses
Weighted average shares outstanding, basic and diluted	9,326,424	9,157,299
Basic and diluted net loss per share	$ (0.46)	$ (0.36)